CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current Assets
Cash and cash equivalents	$ 13,038,883	$ 1,875,673	$ 5,241,716
Restricted cash	4,260,512	3,585,261	2,752,285
Accounts receivable, net of allowance	7,448,582	2,664,174	745,646
Prepaid expenses and other current assets	3,410,379	2,193,449	931,266
Current assets held for sale	453,225	1,405,741	0
Total Current Assets	28,611,581	11,724,298	9,670,913
Property and equipment, net	4,019,775	2,441,288	618,883
Finance leases, net	4,023,475	2,710,899	0
Operating lease right-of-use assets	59,573,956	27,952,609	22,668,308
Deposits and other assets	11,508,169	6,334,878
Deferred costs and other assets		6,334,878	6,115,562
Total Assets	107,736,956	51,163,973	39,073,666
Current liabilities
Accounts payable	8,690,966	4,997,080	2,058,864
Accrued liabilities	13,624,205	9,458,629	4,219,491
Deferred revenue	4,372,808	3,200,664	1,995,090
Customer deposits	4,896,921	1,617,337	1,264,502
Current portion of notes payable	397,168	1,810,468	1,573,000
Current portion of long-term operating leases	10,072,203	6,445,915	3,393,497
Current portion of finance leases	556,850	335,527	0
Total current liabilities	42,611,121	27,865,621	14,702,002
Other liabilities
Note payable	28,809,229	5,081,294	0
Long-term operating leases	51,425,511	23,189,835	20,042,343
Financial leases and other liabilities		2,282,892	83,491
Other liabilities	3,482,699	2,282,892
Total other liabilities	83,717,439	30,554,020	20,125,834
Total Liabilities		58,419,641	34,827,836
Commitments and Contingencies
Equity (Deficit)
Common stock - $.001 par value; 200,000,000 authorized; 57,837,685 and 53,440,482 issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	57,838	53,440	51,237
Additional paid-in capital	37,871,262	30,774,197	26,456,900
Retained deficit	(56,509,675)	(38,038,304)	(22,262,307)
Total Company's stockholders' deficit	(18,580,575)	(7,255,667)
Noncontrolling interest	(11,029)
Total stockholders' equity (Deficit)	(18,591,604)	(7,255,667)	4,245,830
Total Liabilities and Equity (Deficit)	$ 107,736,956	51,163,973	39,073,666
Scenario Previously Reported [Member]
Equity (Deficit)
Retained deficit		(38,083,304)	(22,262,307)
Related Party [Member]
Current liabilities
Due from related parties		$ 0	$ 197,558